SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory U.S. federal income tax rate	(21.00%)	(21.00%)
Foreign tax rate differential	(3.30%)	(3.80%)
Change in valuation allowances	25.20%	25.00%
Other		(0.20%)
Effective combined tax rate	0.90%	0.00%